Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	December 31,
	2014	2015
Raw materials and work in progress	$1,272,379	$287,971
Finished goods and merchandise goods	11,509,362	3,847,653
	$12,781,741	$4,135,624